Fair value of assets and liabilities - Sensitivity Of Level 3 valuations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	$ 2,900,465	$ 2,564,742	$ 2,447,266
Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	86,311	2,556,566
Cost		1,162,084
Fair value adjustment in the period	86,311	1,394,482
Negative fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets		38,884
Cost		73,345
Fair value adjustment in the period		(34,461)
Capital Provision Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	2,900,465	2,564,742
Cost	1,594,085	1,235,429
Capital Provision Assets | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	2,551	2,525,858
Cost		1,162,084
Fair value adjustment in the period	2,551	1,363,774
Capital Provision Assets | Negative fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	495	38,884
Cost	3,280	73,345
Fair value adjustment in the period	$ (2,785)	(34,461)
Capital Provision Assets | Weighted Average | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	100.00%
Capital Provision Assets | Weighted Average | Negative fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	0.00%
Market transactions | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	$ 1,160,354	1,159,533
Cost	57,128	47,988
Fair value adjustment in the period	1,103,225	1,111,545
Ruling or other objective pre-trial event | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	161,718	227,252
Cost	103,059	148,840
Fair value adjustment in the period	58,659	78,412
Ruling or other objective pre-trial event | Negative fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	6,742	6,413
Cost	10,783	10,198
Fair value adjustment in the period	$ (4,041)	$ (3,785)
Ruling or other objective pre-trial event | Minimum | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	30.00%	0.00%
Ruling or other objective pre-trial event | Minimum | Negative fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	(32.00%)	(32.00%)
Ruling or other objective pre-trial event | Maximum | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	50.00%	50.00%
Ruling or other objective pre-trial event | Maximum | Negative fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	60.00%	(60.00%)
Ruling or other objective pre-trial event | Weighted Average | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	31.00%	33.00%
Ruling or other objective pre-trial event | Weighted Average | Negative fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	(33.00%)	(37.00%)
Trial court judgment or tribunal award | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	$ 78,938	$ 67,252
Cost	41,879	35,910
Fair value adjustment in the period	37,059	31,342
Trial court judgment or tribunal award | Negative fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	669	196
Cost	1,505	980
Fair value adjustment in the period	$ (836)	$ (784)
Trial court judgment or tribunal award | Minimum | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	50.00%	35.00%
Trial court judgment or tribunal award | Minimum | Negative fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	(80.00%)	(80.00%)
Trial court judgment or tribunal award | Maximum | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	60.00%	60.00%
Trial court judgment or tribunal award | Maximum | Negative fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	(80.00%)	(80.00%)
Trial court judgment or tribunal award | Weighted Average | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	47.00%	50.00%
Trial court judgment or tribunal award | Weighted Average | Negative fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	0.00%	(80.00%)
Appeal judgment | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	$ 24,776	$ 32,148
Cost	16,620	21,242
Fair value adjustment in the period	$ 8,156	10,906
Appeal judgment | Negative fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets		500
Cost		1,000
Fair value adjustment in the period		$ (500)
FV adjustment (as a percent)		(50.00%)
Appeal judgment | Minimum | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	17.00%	20.00%
Appeal judgment | Minimum | Negative fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	(100.00%)
Appeal judgment | Maximum | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	80.00%	80.00%
Appeal judgment | Maximum | Negative fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	(100.00%)
Appeal judgment | Weighted Average | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	20.00%	37.00%
Appeal judgment | Weighted Average | Negative fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	0.00%	(50.00%)
Settlements | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	$ 95,788	$ 88,827
Cost	63,148	64,091
Fair value adjustment in the period	32,640	24,736
Settlements | Negative fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	9,653	12,000
Cost	23,898	29,875
Fair value adjustment in the period	$ (14,245)	$ (17,875)
Settlements | Minimum | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	10.00%	11.00%
Settlements | Minimum | Negative fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	(9.00%)	(9.00%)
Settlements | Maximum | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	100.00%	80.00%
Settlements | Maximum | Negative fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	(170.00%)	(70.00%)
Settlements | Weighted Average | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	43.00%	40.00%
Settlements | Weighted Average | Negative fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	0.00%	(62.00%)
Held at cost | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	$ 818,805	$ 580,190
Cost	795,988	580,190
Fair value adjustment in the period	$ 22,818
FV adjustment (as a percent)	0.00%
Held at cost | Negative fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	$ 1,018
Cost	5,954
Fair value adjustment in the period	$ (4,936)
FV adjustment (as a percent)	0.00%
Portfolios with multiple FV factors | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	$ 283,643	296,405
Cost	194,608	202,832
Fair value adjustment in the period	89,035	93,573
Portfolios with multiple FV factors | Negative fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	7,248	6,152
Cost	14,282	13,186
Fair value adjustment in the period	$ (7,034)	$ (7,034)
FV adjustment (as a percent)		(60.00%)
Portfolios with multiple FV factors | Minimum | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	(100.00%)
Portfolios with multiple FV factors | Minimum | Negative fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	(60.00%)
Portfolios with multiple FV factors | Maximum | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	80.00%
Portfolios with multiple FV factors | Maximum | Negative fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	(60.00%)
Portfolios with multiple FV factors | Weighted Average | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	(53.00%)	36.00%
Portfolios with multiple FV factors | Weighted Average | Negative fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	0.00%	(60.00%)
Priced at cost plus accrued interest | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets		$ 72,038
Cost		60,991
Fair value adjustment in the period		11,047
FV adjustment (as a percent)	0.00%
Priced at cost plus accrued interest | Negative fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	$ 12,855	13,128
Cost	11,156	14,826
Fair value adjustment in the period	$ 1,699	$ (1,698)
FV adjustment (as a percent)	0.00%
Priced at cost plus accrued interest | Minimum | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)		(100.00%)
Priced at cost plus accrued interest | Maximum | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)		60.00%
Priced at cost plus accrued interest | Weighted Average | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	0.00%
Discounted Cash Flow, Discount rate | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	0.00%
Discounted Cash Flow, Discount rate | Negative fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	$ 235,212
Cost	250,797
Fair value adjustment in the period	$ (15,585)
FV adjustment (as a percent)	12.90%
Discounted Cash Flow, Discount rate | Weighted Average | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	0.00%
Discounted Cash Flow, Discount rate | Weighted Average | Negative fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	12.90%
Discounted Cash Flow, Resolution Timing | Minimum | Negative fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value adjustment from resolution timing	9 months
Discounted Cash Flow, Resolution Timing | Maximum | Negative fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value adjustment from resolution timing	69 months
Discounted Cash Flow, Conversion Ratio | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	0.00%
Discounted Cash Flow, Conversion Ratio | Weighted Average | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	0.00%
Discounted Cash Flow, Conversion Ratio | Weighted Average | Negative fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value adjustment from resolution timing	38 months
Other | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets		$ 2,213
Fair value adjustment in the period		2,213
Other | Negative fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets		495
Cost		3,280
Fair value adjustment in the period		$ (2,785)
FV adjustment (as a percent)		(85.00%)
Other | Minimum | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	(100.00%)
Other | Minimum | Negative fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	(100.00%)
Other | Maximum | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	80.00%
Other | Maximum | Negative fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	(100.00%)
Other | Weighted Average | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	0.00%	100.00%
Other | Weighted Average | Negative fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FV adjustment (as a percent)	5.40%	(85.00%)
Due from settlement of capital provision assets | Positive fair value adjustments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets		$ 30,708
Aggregate FV adjustment, Liabilities		$ 30,708